Investment Objectives and Goals - American Funds International Vantage Fund	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	American Funds International Vantage Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide prudent growth of capital and conservation of principal.